Loans and financing - Schedule of Loans and Debentures (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [abstract]
Loans	R$ 2,825,749	R$ 2,025,607
Debentures	692,407	730,519
Total loans and financing	3,518,156	2,756,126
Current	481,227	158,813	R$ 419,198
Non-current	R$ 3,036,929	R$ 2,597,313	R$ 2,159,241